Related Party Transactions (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Remuneration	R$ 29	R$ 29
Income sharing	7	6
Pension plans	2	2
Total	R$ 38	R$ 37